Loans (Servicing Assets) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Loans sold and serviced but owned by outside investors	$ 132,100	$ 137,800
Servicing assets	1,800	2,086	$ 1,389
Unamortized discount amount	1,443	1,282
SBA Servicing Assets
Financing Receivable, Impaired [Line Items]
Servicing assets	$ 893	779
Discount rate used to determine fair value of mortgage servicing assets	15.00%
SBA Servicing Assets | Minimum
Financing Receivable, Impaired [Line Items]
Interest strip multiples range used to determine fair value	2.08%
Constant prepayment speeds range used to determine fair value	15.00%
SBA Servicing Assets | Maximum
Financing Receivable, Impaired [Line Items]
Interest strip multiples range used to determine fair value	3.80%
Constant prepayment speeds range used to determine fair value	18.00%
Mortgage Servicing Assets
Financing Receivable, Impaired [Line Items]
Servicing assets	$ 907	$ 1,307
Discount rate used to determine fair value of mortgage servicing assets	12.00%
Period used to determine the fair value of mortgage servicing assets	7 years